Bank loans (Details Narrative)		12 Months Ended
	May 07, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	May 22, 2023 CNY (¥)	May 10, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan | $		$ 1,358,221	$ 462,029	$ 402,254	$ 1,523,079
Line of credit						¥ 3,600,000	¥ 1,400,000
Interest expense | $		46,723	35,361	$ 24,250
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 218,400	$ 257,997					¥ 1,500,000	¥ 1,636,000
Interest rate		0.50%	3.8525%
Term		12 months	12 months
Line of credit									1,636,000
Expiration date			May 14, 2022
China Construction Bank 1 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate			4.40%
Term			36 months
Line of credit									2,325,000
Expiration date			May 07, 2023
China Construction Bank 1 [Member] | Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan			$ 204,032						1,293,798
Interest rate			4.80%
Beijing Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 363,773	$ 204,032					2,498,439	1,293,798
Interest rate		1.65%	4.80%
Term		12 months	5 months
Line of credit										¥ 1,293,798
Expiration date			May 24, 2022
Beijing Wholly Bank 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 146,328						1,005,000
Interest rate		2.00%
Term		12 months
China Citic Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 291,200						2,000,000
Interest rate		0.35%
Term		12 months
China Construction Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan		$ 338,520						2,325,000
Interest rate		4.40%
Term		36 months
Ms Ting T Ing Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate	3.80%
Term	3 years
Line of credit								¥ 2,325,000
Expiration date		May 07, 2023
China Construction Bank 2 [Member] | Ms Ting Chang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding loan			$ 366,653						¥ 2,325,000
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate			3.8525%